Accounts receivable (Details 1) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Legal obligors [Abstract]
Trade and other receivables	R$ (36,994,135)	R$ (23,657,402)
Current	36,248,589	23,428,522
Non – Current	745,546	228,880
Total card issuers
Legal obligors [Abstract]
Trade and other receivables	(35,007,050)	(21,883,892)
Itaú
Legal obligors [Abstract]
Trade and other receivables	(7,838,191)	(4,135,702)
Bradesco
Legal obligors [Abstract]
Trade and other receivables	(4,836,686)	(2,930,494)
Nubank
Legal obligors [Abstract]
Trade and other receivables	(4,050,376)	(2,045,699)
Santander
Legal obligors [Abstract]
Trade and other receivables	(3,405,603)	(2,286,504)
Banco do Brasil
Legal obligors [Abstract]
Trade and other receivables	(2,920,938)	(1,929,816)
Banco Carrefour
Legal obligors [Abstract]
Trade and other receivables	(1,116,307)	(865,428)
CEF
Legal obligors [Abstract]
Trade and other receivables	(1,002,815)	(601,023)
Porto Seguro
Legal obligors [Abstract]
Trade and other receivables	(924,934)	(692,276)
Banco C6
Legal obligors [Abstract]
Trade and other receivables	(825,958)	(481,017)
Sicredi
Legal obligors [Abstract]
Trade and other receivables	(777,122)	(435,643)
Banco Cooperativo Sicoob
Legal obligors [Abstract]
Trade and other receivables	(644,039)	(466,030)
Banco Bradescard
Legal obligors [Abstract]
Trade and other receivables	(598,813)	(463,362)
Banco Inter
Legal obligors [Abstract]
Trade and other receivables	(550,070)	(407,601)
Banco XP
Legal obligors [Abstract]
Trade and other receivables	(406,986)	(197,903)
Midway
Legal obligors [Abstract]
Trade and other receivables	(392,638)	(293,997)
Banco Votorantim
Legal obligors [Abstract]
Trade and other receivables	(358,072)	(316,917)
Realize
Legal obligors [Abstract]
Trade and other receivables	(352,125)	(247,630)
Will Financeira
Legal obligors [Abstract]
Trade and other receivables	(349,453)	(55,972)
Banco Pan
Legal obligors [Abstract]
Trade and other receivables	(314,805)	(324,231)
Banco Original
Legal obligors [Abstract]
Trade and other receivables	(246,976)	(168,343)
Digio
Legal obligors [Abstract]
Trade and other receivables	(195,391)	(173,537)
Pernambucanas
Legal obligors [Abstract]
Trade and other receivables	(187,573)	(112,644)
Credz
Legal obligors [Abstract]
Trade and other receivables	(176,030)	(149,753)
Banrisul
Legal obligors [Abstract]
Trade and other receivables	(169,465)	(90,591)
Cred-system
Legal obligors [Abstract]
Trade and other receivables	(153,681)	(110,868)
Mercado Pago
Legal obligors [Abstract]
Trade and other receivables	(143,073)	(122,591)
Bancoob
Legal obligors [Abstract]
Trade and other receivables	(112,951)	(124,150)
Outros (iv)
Legal obligors [Abstract]
Trade and other receivables	(1,955,979)	(1,654,170)
Current card issuers
Legal obligors [Abstract]
Trade and other receivables	(34,884,835)	(21,883,892)
Non – Current card issuers
Legal obligors [Abstract]
Trade and other receivables	(122,215)	0
Total acquirers
Legal obligors [Abstract]
Trade and other receivables	(63,560)	(151,626)
Cielo – Elo
Legal obligors [Abstract]
Trade and other receivables	(29)	(42,662)
Getnet
Legal obligors [Abstract]
Trade and other receivables	(52,597)	(97,248)
Other
Legal obligors [Abstract]
Trade and other receivables	(10,934)	(11,716)
Total credit receivables
Legal obligors [Abstract]
Trade and other receivables	(1,735,100)	(1,468,677)
Loans
Legal obligors [Abstract]
Trade and other receivables	(743,379)	(1,069,671)
Loans ECL
Legal obligors [Abstract]
Trade and other receivables	(521,929)	(256,927)
Credit card receivables
Legal obligors [Abstract]
Trade and other receivables	(1,112,510)	(726,095)
Credit card receivables ECL
Legal obligors [Abstract]
Trade and other receivables	(451,285)	(174,046)
Payroll loans and other
Legal obligors [Abstract]
Trade and other receivables	(864,825)	(110,050)
Payroll loans and other ECL
Legal obligors [Abstract]
Trade and other receivables	(12,400)	(6,166)
Current
Legal obligors [Abstract]
Trade and other receivables	(1,111,769)	(1,239,797)
Non – Current
Legal obligors [Abstract]
Trade and other receivables	(623,331)	(228,880)
Other accounts receivable
Legal obligors [Abstract]
Trade and other receivables	(188,425)	(153,207)
Visa [Member]
Legal obligors [Abstract]
Trade and other receivables	(12,325,585)	(8,516,273,000)
Visa [Member] | Total card issuers
Legal obligors [Abstract]
Trade and other receivables	(12,325,587)	(8,516,271)
Visa [Member] | Itaú
Legal obligors [Abstract]
Trade and other receivables	(1,920,151)	(1,333,263)
Visa [Member] | Bradesco
Legal obligors [Abstract]
Trade and other receivables	(2,924,890)	(1,630,756)
Visa [Member] | Santander
Legal obligors [Abstract]
Trade and other receivables	(829,714)	(818,937)
Visa [Member] | Banco do Brasil
Legal obligors [Abstract]
Trade and other receivables	(2,008,045)	(1,384,872)
Visa [Member] | Banco Carrefour
Legal obligors [Abstract]
Trade and other receivables	(142,392)	(121,398)
Visa [Member] | CEF
Legal obligors [Abstract]
Trade and other receivables	(369,282)	(206,969)
Visa [Member] | Porto Seguro
Legal obligors [Abstract]
Trade and other receivables	(708,008)	(550,352)
Visa [Member] | Sicredi
Legal obligors [Abstract]
Trade and other receivables	(404,825)	(233,081)
Visa [Member] | Banco Bradescard
Legal obligors [Abstract]
Trade and other receivables	(470,100)	(362,978)
Visa [Member] | Banco XP
Legal obligors [Abstract]
Trade and other receivables	(406,986)	(197,903)
Visa [Member] | Midway
Legal obligors [Abstract]
Trade and other receivables	(268,221)	(199,605)
Visa [Member] | Realize
Legal obligors [Abstract]
Trade and other receivables	(166,754)	(85,992)
Visa [Member] | Banco Pan
Legal obligors [Abstract]
Trade and other receivables	(68,683)	(52,514)
Visa [Member] | Digio
Legal obligors [Abstract]
Trade and other receivables	(180,936)	(173,093)
Visa [Member] | Credz
Legal obligors [Abstract]
Trade and other receivables	(176,030)
Visa [Member] | Banrisul
Legal obligors [Abstract]
Trade and other receivables	(36,400)	(21,372)
Visa [Member] | Cred-system
Legal obligors [Abstract]
Trade and other receivables		(110,868)
Visa [Member] | Mercado Pago
Legal obligors [Abstract]
Trade and other receivables	(143,073)	(122,591)
Visa [Member] | Bancoob
Legal obligors [Abstract]
Trade and other receivables	(112,743)	(56,767)
Visa [Member] | Outros (iv)
Legal obligors [Abstract]
Trade and other receivables	(988,354)	(852,964)
Master [Member]
Legal obligors [Abstract]
Trade and other receivables	(18,956,484)	(10,517,262,000)
Master [Member] | Total card issuers
Legal obligors [Abstract]
Trade and other receivables	(18,956,485)	(10,517,264)
Master [Member] | Itaú
Legal obligors [Abstract]
Trade and other receivables	(5,268,454)	(2,045,133)
Master [Member] | Bradesco
Legal obligors [Abstract]
Trade and other receivables	(242,708)	(160,690)
Master [Member] | Nubank
Legal obligors [Abstract]
Trade and other receivables	(4,050,376)	(2,045,699)
Master [Member] | Santander
Legal obligors [Abstract]
Trade and other receivables	(2,564,868)	(1,464,314)
Master [Member] | Banco do Brasil
Legal obligors [Abstract]
Trade and other receivables	(359,572)	(77,639)
Master [Member] | Banco Carrefour
Legal obligors [Abstract]
Trade and other receivables	(973,915)	(744,030)
Master [Member] | CEF
Legal obligors [Abstract]
Trade and other receivables	(180,490)	(136,125)
Master [Member] | Porto Seguro
Legal obligors [Abstract]
Trade and other receivables	(216,926)	(141,924)
Master [Member] | Banco C6
Legal obligors [Abstract]
Trade and other receivables	(825,958)	(481,017)
Master [Member] | Sicredi
Legal obligors [Abstract]
Trade and other receivables	(372,297)	(202,562)
Master [Member] | Banco Cooperativo Sicoob
Legal obligors [Abstract]
Trade and other receivables	(644,039)	(466,030)
Master [Member] | Banco Bradescard
Legal obligors [Abstract]
Trade and other receivables	(113,100)	(91,016)
Master [Member] | Banco Inter
Legal obligors [Abstract]
Trade and other receivables	(550,070)	(407,601)
Master [Member] | Midway
Legal obligors [Abstract]
Trade and other receivables	(124,417)	(94,396)
Master [Member] | Banco Votorantim
Legal obligors [Abstract]
Trade and other receivables	(358,072)	(316,917)
Master [Member] | Realize
Legal obligors [Abstract]
Trade and other receivables	(185,371)	(161,638)
Master [Member] | Will Financeira
Legal obligors [Abstract]
Trade and other receivables	(349,453)	(55,972)
Master [Member] | Banco Pan
Legal obligors [Abstract]
Trade and other receivables	(246,112)	(271,717)
Master [Member] | Banco Original
Legal obligors [Abstract]
Trade and other receivables		(168,343)
Master [Member] | Digio
Legal obligors [Abstract]
Trade and other receivables	(1)	(444)
Master [Member] | Pernambucanas
Legal obligors [Abstract]
Trade and other receivables	(1,017)	(101)
Master [Member] | Credz
Legal obligors [Abstract]
Trade and other receivables		(149,753)
Master [Member] | Banrisul
Legal obligors [Abstract]
Trade and other receivables	(133,065)	(69,219)
Master [Member] | Cred-system
Legal obligors [Abstract]
Trade and other receivables	(153,681)
Master [Member] | Bancoob
Legal obligors [Abstract]
Trade and other receivables	(208)	(67,383)
Master [Member] | Outros (iv)
Legal obligors [Abstract]
Trade and other receivables	(795,339)	(697,601)
Hipercard [Member]
Legal obligors [Abstract]
Trade and other receivables	(649,586)	(757,306,000)
Hipercard [Member] | Total card issuers
Legal obligors [Abstract]
Trade and other receivables	(649,586)	(757,306)
Hipercard [Member] | Itaú
Legal obligors [Abstract]
Trade and other receivables	(649,586)	(757,306)
Elo [Member]
Legal obligors [Abstract]
Trade and other receivables	(2,621,707)	(1,792,332,000)
Elo [Member] | Total card issuers
Legal obligors [Abstract]
Trade and other receivables	(2,621,705)	(1,792,332)
Elo [Member] | Bradesco
Legal obligors [Abstract]
Trade and other receivables	(1,228,553)	(842,352)
Elo [Member] | Banco do Brasil
Legal obligors [Abstract]
Trade and other receivables	(553,321)	(467,305)
Elo [Member] | CEF
Legal obligors [Abstract]
Trade and other receivables	(453,043)	(257,929)
Elo [Member] | Banco Bradescard
Legal obligors [Abstract]
Trade and other receivables	(15,613)	(9,368)
Elo [Member] | Banco Pan
Legal obligors [Abstract]
Trade and other receivables	(10)
Elo [Member] | Digio
Legal obligors [Abstract]
Trade and other receivables	(14,454)
Elo [Member] | Pernambucanas
Legal obligors [Abstract]
Trade and other receivables	(186,556)	(112,543)
Elo [Member] | Outros (iv)
Legal obligors [Abstract]
Trade and other receivables	(170,155)	(102,835)
Amex [Member]
Legal obligors [Abstract]
Trade and other receivables	(453,686)	(300,719)
Amex [Member] | Total card issuers
Legal obligors [Abstract]
Trade and other receivables	(453,687)	(300,719)
Amex [Member] | Bradesco
Legal obligors [Abstract]
Trade and other receivables	(440,535)	(296,696)
Amex [Member] | Nubank
Legal obligors [Abstract]
Trade and other receivables		(32,530)
Amex [Member] | Santander
Legal obligors [Abstract]
Trade and other receivables	(11,021)
Amex [Member] | Outros (iv)
Legal obligors [Abstract]
Trade and other receivables	R$ (2,131)	R$ (770)